Related Party Transactions - Schedule of Amounts Due to Related Party (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Xinyu High-Tech Investment Co., Ltd.[Member]
Rental income received in advance:
Due to a related party	$ 105	$ 155